CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (74)	$ (105)	$ (170)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(37)	78	(1)
Pension and other postretirement benefits adjustments	53	(11)	(17)
Hedging instruments	(1)	(11)	6
Other comprehensive income (loss), net of tax	15	56	(12)
Comprehensive loss	(59)	(49)	(182)
Comprehensive income attributable to noncontrolling interest	(3)	(7)	(5)
Comprehensive loss attributable to Venator	$ (62)	$ (56)	$ (187)